Derivative Financial Instruments and Hedge Accounting - Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings (Detail) - Financial assets - derivative financial instruments [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments for interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	£ (11)	£ 5
Change in fair value of hedging instrument used to determine hedge ineffectiveness	(16)	(5)
Nominal amounts of hedging instruments	177	168
Derivative financial instruments for currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	33	24
Change in fair value of hedging instrument used to determine hedge ineffectiveness	9	(20)
Nominal amounts of hedging instruments	£ 266	£ 168